Income Taxes And Tax Status (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes And Tax Status [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation

	2021	2020
Tax benefit at statutory rate	$(2,589)	$(4,111)
State tax benefit	(530)	(842)
Increase in valuation allowance	3,368	4,307
Other	(249)	646
	$-	$-

Schedule Of Deferred Tax Assets And Liabilities

	2021	2020
Gross deferred tax assets:
Net operating loss carry-forward	$78,600	$80,848
Research and development credit carry-forward	6,028	6,603
Stock compensation	356	122
Patents and other	1,470	1,466
Contingent payment obligations	6,341	5,235
Fixed assets	53	54
Accrued liabilities	-	64
Lease liabilities	38	77
	92,886	94,469
Less valuation allowance	(92,886)	(94,245)
	-	224
Gross deferred tax liabilities:
Convertible debt	-	(224)
	-	(224)
Net deferred tax asset	$-	$-

Schedule Of Unrecognized Tax Benefits Roll Forward

	2021	2020
Unrecognized tax benefits – beginning of year	$927	$927
Reduction as a result of lapse of statute of limitations	(274)	-
Unrecognized tax benefits – end of year	$653	$927